Share Capital - Restricted cash units (Details) - Deferred compensation, share-based payments - USD ($) shares in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, shares	1.8	2.6
Aggregate grant date fair value	$ 61.3	$ 94.5
Three Year Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period required	3 years	3 years
Two Year Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period required		2 years